Subordinated Liabilities - Schedule of Subordinated Liabilities (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Subordinated Liabilities [Abstract]
325m Sterling Preference Shares, Notional amount	£ 325	£ 325
175m Fixed/Floating Rate Tier One Preferred Income Capital Securities, Notional amount	£ 175	£ 175